Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2021
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts payable and accrued liabilities
12. Accounts payable and accrued liabilities:

	December 31, 2021	December 31, 2020
Trade accounts payable	$73,388	$57,307
Accrued payroll	16,591	14,737
Accrued interest	—	137
Taxes payable	4,621	3,905
Deferred revenue	3,503	8,008
Other payables	1,135	505
	$99,238	$84,599